Label	Element	Value
Global Atlantic Goldman Sachs Core Fixed Income Portfolio
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Global Atlantic Portfolios

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

(the “Portfolio”)

(a series of Forethought Variable Insurance Trust)

Class I, II and III shares

Supplement dated September 27, 2021

to the Prospectus dated May 1, 2021, as supplemented to date

(the “Prospectus”)

Risk/Return [Heading]	rr_RiskReturnHeading	Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Bloomberg Barclays fixed income benchmark indices were renamed in connection with the rebranding of the indices as the “Bloomberg Fixed Income Indices.” Accordingly, effective immediately all references in the Prospectus to the Bloomberg Barclays U.S. Aggregate Bond Index are deleted and replaced with Bloomberg U.S. Aggregate Bond Index.
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I.         The Bloomberg Barclays fixed income benchmark indices were renamed in connection with the rebranding of the indices as the “Bloomberg Fixed Income Indices.” Accordingly, effective immediately all references in the Prospectus to the Bloomberg Barclays U.S. Aggregate Bond Index are deleted and replaced with Bloomberg U.S. Aggregate Bond Index.

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This Supplement and the Summary Prospectus, Prospectus, and SAI provide information that you should know before investing in a Portfolio. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling Shareholder Services at 1-877-355-1820.

Please retain this Supplement for future reference.